Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Details Narrative
Net operating losses carried forward	$ 522,977
Net operating loss expire period	2034
Federal corporate tax rate, description	Act reduces the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017.